Share capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share capital
Schedule of reconciliation of share capital

	2025	2024

	(Euro, in thousands)
On January 1	€293,937	€293,937
Share capital increase	—	—
Share capital on December 31,	€293,937	€293,937

Aggregate share capital	€356,445	€356,445
Costs of capital increase (accumulated)	(62,507)	(62,507)
Share capital on December 31,	€293,937	€293,937

Schedule of history of the share capital

Date	Share capital increase new shares (in thousands €)	Share capital increase due to exercise subscription rights (in thousands €)	Number of shares issued (in thousands of shares)	Aggregate number of shares after transaction (in thousands of shares)	Aggregate share capital after transaction (in thousands €)
December 31, 2023				65,897	€356,445
December 31, 2024				65,897	356,445
December 31, 2025				65,897	€356,445

Summary of capital increases

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price subscription right	Closing share price on date of capital increase
					( in Euro/ subscription right)	( in Euro/ share)

On December 31, 2023	65,897,071	€293,937	€2,736,994	€3,030,932

On December 31, 2024	65,897,071	293,937	2,736,994	3,030,932

On December 31, 2025	65,897,071	€293,937	€2,736,994	€3,030,932